Subsequent events (Details) - Subsequent event $ / shares in Units, $ in Millions	Feb. 22, 2024 USD ($) $ / shares
Subsequent Event [Line Items]
Aggregate amount of cash dividends | $	$ 233.3
Common stock
Subsequent Event [Line Items]
Company declared a dividend	$ 2.15
American depository share
Subsequent Event [Line Items]
Company declared a dividend	$ 0.43